CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 10	$ 24
Ordinary shares, shares authorized	30,000,000	16,333,333
Ordinary shares, shares issued	15,898,965	8,988,396
Ordinary shares, shares outstanding	15,898,965	8,988,396